Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2015	Apr. 28, 2015
Entity Information [Line Items]
Entity Registrant Name	GENESIS ENERGY LP
Entity Central Index Key	0001022321
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Class A [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		99,589,221
Class B [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		39,997